CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	Common Shares Class A Common Shares IPO CNY (¥) shares	Common Shares Class A Common Shares Private placements CNY (¥) shares	Common Shares Class B Common Shares CNY (¥) shares	Common Shares CNY (¥) shares	Additional paid-in capital Class A Preferred Shares CNY (¥)	Additional paid-in capital Series A Preferred Shares CNY (¥)	Additional paid-in capital Series B Preferred Shares CNY (¥)	Additional paid-in capital Series C Preferred Shares CNY (¥)	Additional paid-in capital Series D Preferred Shares CNY (¥)	Additional paid-in capital Series E Preferred Shares CNY (¥)	Additional paid-in capital Class A Common Shares IPO CNY (¥)	Additional paid-in capital Class A Common Shares Private placements CNY (¥)	Additional paid-in capital Class B Common Shares CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficits Class A Preferred Shares CNY (¥)	Accumulated deficits Series B Preferred Shares CNY (¥)	Accumulated deficits Series C Preferred Shares CNY (¥)	Accumulated deficits Series D Preferred Shares CNY (¥)	Accumulated deficits Series E Preferred Shares CNY (¥)	Accumulated deficits CNY (¥)	Class A Preferred Shares CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Series C Preferred Shares CNY (¥)	Series D Preferred Shares CNY (¥)	Series E Preferred Shares CNY (¥)	Class A Common Shares IPO CNY (¥)	Class A Common Shares Private placements CNY (¥)	Class A Common Shares shares	Class B Common Shares CNY (¥) shares	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2012				¥ 40,281											¥ 2,190,932						¥ (598,717,873)												¥ (596,486,660)
Balance (in shares) at Dec. 31, 2012 | shares				6,096,842
Increase (Decrease) in Stockholders' Equity
Modification of warrants														¥ 1,021,523							(1,021,523)
Share-based compensation														6,206,213																			6,206,213
Accretion on convertible redeemable preferred shares to redemption value						¥ (4,008,032)	¥ (19,970,552)									¥ (5,563,627)	¥ (15,098,774)	¥ (74,328,662)	¥ (65,070,473)	¥ (7,094,798)		¥ (5,563,627)	¥ (4,008,032)	¥ (35,069,326)	¥ (74,328,662)	¥ (65,070,473)	¥ (7,094,798)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds														16,750,848																			16,750,848
Deemed dividend to preferred shareholders at extinguishment of convertible bonds and promissory note																					(44,163,640)												(44,163,640)
Net income (loss)																					(152,214,030)												(152,214,030)
Foreign currency translation adjustment															4,391,112																		4,391,112
Balance at Dec. 31, 2013				¥ 40,281											6,582,044						(963,273,400)												(956,651,075)
Balance (in shares) at Dec. 31, 2013 | shares				6,096,842
Increase (Decrease) in Stockholders' Equity
Share-based compensation														12,681,141																			12,681,141
Accretion on convertible redeemable preferred shares to redemption value					¥ (3,520,886)	¥ (69,598)	¥ (3,451,997)	¥ (18,180,401)	¥ (8,204,575)	¥ (16,639,646)						¥ (19,080,808)		¥ (57,295,916)	¥ (43,274,527)	¥ (81,056,418)		¥ (22,601,694)	¥ (69,598)	¥ (3,451,997)	¥ (75,476,317)	¥ (51,479,102)	¥ (97,696,064)
Issuance of common shares for restricted shares			¥ 2,775										¥ (2,775)
Issuance of common shares for restricted shares (in shares) | shares			450,000
Issuance of common shares, net of issuance costs	¥ 122,774	¥ 51,156									¥ 623,663,942	¥ 306,883,789																¥ 623,786,716	¥ 306,934,945
Issuance of common shares, net of issuance costs (in shares) | shares	20,000,000	8,333,332
Conversion of convertible redeemable preferred shares to common shares upon completion of the initial public offering			¥ 501,620										¥ 2,677,790,668																		¥ 2,678,292,288
Conversion of convertible redeemable preferred shares to common shares upon completion of the initial public offering (in shares) | shares			77,999,069
Exercise of warrant				¥ 9,219										50,696,063																			50,705,282
Exercise of warrant (in shares) | shares				1,500,000
Net income (loss)																					(93,145,437)												(93,145,437)
Foreign currency translation adjustment															(5,437,415)																		(5,437,415)
Balance at Dec. 31, 2014				¥ 727,825										3,621,645,725	1,144,629						(1,257,126,506)												¥ 2,366,391,673
Balance (in shares) at Dec. 31, 2014 | shares				114,379,243																										31,033,332	83,345,911	114,379,243	114,379,243
Increase (Decrease) in Stockholders' Equity
Share-based compensation														13,983,246																			¥ 13,983,246
Exercises of share options				¥ 2,617										5,086,403																			5,089,020
Exercised (in shares) | shares				416,246
Issuance of common shares, net of issuance costs		¥ 136,559										¥ 792,723,782																	¥ 792,860,341
Issuance of common shares, net of issuance costs (in shares) | shares		22,337,924
Net income (loss)																					696,338,805											$ 107,496,188	696,338,805
Foreign currency translation adjustment															73,410,193																		73,410,193
Balance at Dec. 31, 2015				¥ 867,001										¥ 4,433,439,156	¥ 74,554,822						¥ (560,787,701)											$ 609,477,489	¥ 3,948,073,278
Balance (in shares) at Dec. 31, 2015 | shares				137,133,413																										64,123,625	73,009,788	137,133,413	137,133,413